Goodwill	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Goodwill
16.	Goodwill
(1)    Goodwill as of December 31, 2021 and 2020 are as follows:

(In millions of won)
	December 31, 2021		December 31, 2020
Goodwill related to merger of Shinsegi Telecom, Inc.	￦	1,306,236	1,306,236
Goodwill related to acquisition of SK Broadband Co., Ltd.		764,082	764,082
Goodwill related to acquisition of Life & Security Holdings Co., Ltd.(*)		—	1,176,274
Other goodwill(*)		2,175	110,932

	￦	2,072,493	3,357,524

(*)	Transferred to the spin-off company for the year ended December 31, 2021.

(2)    Details of the impairment testing of Goodwill as of December 31, 2021 is as follows:
Goodwill is allocated to the following CGUs for the purpose of impairment testing.

•	goodwill related to Shinsegi Telecom, Inc.(*1): Cellular services;

•	goodwill related to SK Broadband Co., Ltd.(*2): Fixed-line telecommunication services; and

•	other goodwill: Others.

(*1)	Goodwill related to merger of Shinsegi Telecom, Inc.
The recoverable amount of the CGU is based on its value in use calculated by applying the post-tax annual discount rate of
 6.6%

(2020:

6.3%
)
(pre-tax annual discount rate: 9.0%) to the estimated future post-tax cash flows based on financial budgets for the next five years. An annual growth rate of 0.5% (2020: (
-
)0.2%) was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term wireless telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(*2)	Goodwill related to acquisition of SK Broadband Co., Ltd.
The recoverable amount of the CGU is based on its value in use, which is estimated based on key assumptions including operating revenue, annual growth rate applied for the cash flows expected to be incurred after five years (“perpetual growth rate”) and discount rate. The post-tax
annual discount rate of

7.1
%
 (2020: 6.9%) (pre-tax annual discount rate
:

9.2
%
)

to the estimated future post-tax cash flows based on financial budgets for the next five years. The estimated operating revenue is based on past performance, business plans and its expectation of future market changes. An annual growth rate of
 1.0% (2020:

1.0
%
)
was applied for the cash flows expected to be incurred after five years and is not expected to exceed the long-term fixed-line telecommunication industry growth rate. Management of the Group does not expect the total carrying amount of the CGU will exceed the total recoverable amount due to reasonably possible changes from the major assumptions used to estimate the recoverable amount.

(3)	Details of the changes in goodwill for the years ended December 31, 2021 and 2020 are as follows:

(In millions of won)
	2021		2020
Beginning balance	￦	3,357,524	2,949,530
Acquisition(*)		111,928	408,531
Impairment loss		—	(519)
Other		(43)	(18)
Spin-off		(1,396,916)	—

Ending balance	￦	2,072,493	3,357,524

(*)
It consists of goodwill recognized as T map Mobility Co., Ltd.’s acquisition of YLP Inc. and another company, goodwill recognized as DREAMUS COMPANY’s acquisition of Studio Dolphin Co., Ltd. and goodwill recognized from One Store Co., Ltd.’s acquisition of Rokmedia Co., Ltd. for the year ended December 31, 2021. (See Note 11)

As of December 31, 2021 and 2020, accumulated impairment losses are

~~￦~~

33,441 million and

~~￦~~

68,832 million, respectively.